Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment
Total, at cost	$ 60,677	$ 58,583
Less - Accumulated depreciation	(43,391)	(37,680)
Net property, plant and equipment	17,286	20,903
Land [Member]
Property, plant and equipment
Total, at cost	486	486
Buildings and improvements [Member]
Property, plant and equipment
Total, at cost	4,532	4,844
Furniture, fixtures, and office equipment [Member]
Property, plant and equipment
Total, at cost	20,095	18,588
Equipment and vehicles [Member]
Property, plant and equipment
Total, at cost	540	840
Computer hardware [Member]
Property, plant and equipment
Total, at cost	3,156	3,295
Computer software [Member]
Property, plant and equipment
Total, at cost	23,020	22,390
Leasehold Improvements [Member]
Property, plant and equipment
Total, at cost	$ 8,848	$ 8,140